UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 February 5, 2008

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	85

Form13F Information Table Value Total:	260015

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6955    82483 SH       SOLE                    67173             15310
AT&T Corp.                     COM              00206R102     4601   110697 SH       SOLE                    91272             19425
Allstate Corp.                 COM              020002101     1598    30600 SH       SOLE                    26850              3750
Altria Group Inc               COM              02209s103      527     6975 SH       SOLE                      919              6056
American Express Co.           COM              025816109     4973    95592 SH       SOLE                    82922             12670
American Intl. Group           COM              026874107      770    13207 SH       SOLE                    10557              2650
Ameriprise Financial Inc.      COM              03076c106      626    11355 SH       SOLE                     8840              2515
Amgen Corp.                    COM              031162100     2957    63669 SH       SOLE                    51479             12190
Anadarko Petroleum Corporation COM              032511107      422     6426 SH       SOLE                     6426
Avon Products                  COM              054303102      399    10085 SH       SOLE                     8095              1990
BLDRS Emerging Market 50 Index COM              09348r300     1610    29250 SH       SOLE                    23800              5600
BP PLC Spons ADR               COM              055622104     4954    67702 SH       SOLE                    59667              8035
Bank of America Corp.          COM              060505104     5074   122967 SH       SOLE                   100037             22930
Bard (C.R.), Inc.              COM              067383109     2598    27400 SH       SOLE                    26675               725
Berkshire Hathaway Class B     COM              084670207     5896     1245 SH       SOLE                     1076               169
Best Buy Co., Inc.             COM              086516101     2445    46445 SH       SOLE                    39203              7242
CVS/Caremark Corporation       COM              126650100     4354   109544 SH       SOLE                    95610             13934
Caterpillar Inc.               COM              149123101     2945    40585 SH       SOLE                    38375              2210
Chevron Corp.                  COM              166764100     7010    75110 SH       SOLE                    59054             16056
Cisco Systems, Inc.            COM              17275r102     4016   148355 SH       SOLE                   136925             11430
Citigroup Inc.                 COM              172967101      363    12318 SH       SOLE                     7385              4933
Coca Cola Co.                  COM              191216100     3378    55046 SH       SOLE                    51471              3575
ConocoPhillips                 COM              20825c104     9769   110629 SH       SOLE                    89037             21592
Constellation Brands           COM              21036p108     2290    96875 SH       SOLE                    70490             26385
Costco Wholesale Corp.         COM              22160k105     5850    83863 SH       SOLE                    67758             16105
Danaher Corporation            COM              235851102     3110    35443 SH       SOLE                    29468              5975
Devon Energy Corporation       COM              25179m103     2902    32635 SH       SOLE                    28675              3960
Discover Financial Services    COM              254709108      247    16359 SH       SOLE                    15234              1125
Disney (Walt) Co.              COM              254687106     5154   159659 SH       SOLE                   142084             17575
Dresser-Rand Group             COM              261608103     1249    31990 SH       SOLE                    25945              6045
DuPont                         COM              263534109     3855    87444 SH       SOLE                    81514              5930
Emerson Electric Co.           COM              291011104     2838    50090 SH       SOLE                    41490              8600
Exxon Mobil Corp.              COM              30231G102     8260    88166 SH       SOLE                    82709              5457
Fiserv Incorporated            COM              337738108     4505    81177 SH       SOLE                    67052             14125
Gannett Co. Inc.               COM              364730101      522    13380 SH       SOLE                    11530              1850
General Electric Co.           COM              369604103     9687   261308 SH       SOLE                   219537             41771
Goldman Sachs Group            COM              38141g104     2650    12321 SH       SOLE                    10096              2225
Goodrich Corporation           COM              382388106     4157    58875 SH       SOLE                    47025             11850
Harrah's Entertainment Inc.    COM              413619107     2410    27150 SH       SOLE                    22600              4550
Helmerich & Payne              COM              423452101     1997    49835 SH       SOLE                    38890             10945
Hewlett Packard Co             COM              428236103     6205   122916 SH       SOLE                   103316             19600
Home Depot Inc.                COM              437076102     2898   107589 SH       SOLE                    80539             27050
Honeywell Intl Inc.            COM              438516106     2530    41090 SH       SOLE                    39295              1795
IShares Trust MSCI EAFE Index  COM              464287465      229     2915 SH       SOLE                     2135               780
Int'l Business Machines Corp.  COM              459200101     2491    23042 SH       SOLE                    20737              2305
Intel Corp.                    COM              458140100     1930    72409 SH       SOLE                    56409             16000
JP Morgan Chase & Co           COM              46625H100      626    14334 SH       SOLE                    14270                64
Johnson & Johnson              COM              478160104     9798   146895 SH       SOLE                   128749             18146
Kimberly - Clark               COM              494368103      228     3288 SH       SOLE                     3235                53
Lincoln National Corporation   COM              534187109      847    14546 SH       SOLE                    12598              1948
Lowe's Cos.                    COM              548661107      472    20883 SH       SOLE                    20033               850
Medco Health Solutions         COM              58405u102     9146    90196 SH       SOLE                    76819             13377
Medtronic, Inc.                COM              585055106     3263    64902 SH       SOLE                    53247             11655
Merck & Co. Inc.               COM              589331107     1602    27567 SH       SOLE                    21667              5900
Microsoft Corp.                COM              594918104     3346    93975 SH       SOLE                    82515             11460
Morgan Stanley                 COM              617446448     4385    82561 SH       SOLE                    77057              5504
Murphy Oil Corp.               COM              626717102     6011    70850 SH       SOLE                    51050             19800
Novo-Nordisk ADR               COM              670100205     2164    33370 SH       SOLE                    24650              8720
Oracle Corporation             COM              68389X105      252    11175 SH       SOLE                    11175
Pepsico Inc.                   COM              713448108     1846    24322 SH       SOLE                    19922              4400
Pfizer, Inc.                   COM              717081103     2913   128143 SH       SOLE                   116248             11895
Procter & Gamble               COM              742718109     7826   106595 SH       SOLE                    95455             11140
Prudential Financial Inc.      COM              744320102      237     2550 SH       SOLE                     2550
Regions Financial Corp. New    COM              7591EP100      362    15296 SH       SOLE                    11591              3705
Schering-Plough                COM              806605101      519    19483 SH       SOLE                    15783              3700
Schlumberger Ltd.              COM              806857108     4891    49720 SH       SOLE                    46145              3575
Scotts Miracle-Gro Co.         COM              810186106     3122    83425 SH       SOLE                    71540             11885
Standard & Poor's Dep. Rcpts.  COM              78462f103      263     1800 SH       SOLE                     1800
Stryker Corp.                  COM              863667101     4470    59820 SH       SOLE                    52210              7610
SunTrust Banks Inc.            COM              867914103     1074    17190 SH       SOLE                    12815              4375
TJX Companies Inc              COM              872540109     5962   207522 SH       SOLE                   171322             36200
Tim Hortons Inc                COM              88706M103     2064    55899 SH       SOLE                    44527             11372
Time Warner Inc.               COM              887317105      571    34565 SH       SOLE                    26800              7765
U. S. Bancorp                  COM              902973304     3422   107805 SH       SOLE                   103405              4400
Union Pacific Corp.            COM              907818108      594     4725 SH       SOLE                     4290               435
United Parcel Service Cl B     COM              911312106     4672    66068 SH       SOLE                    53668             12400
United Technologies Corp.      COM              913017109     6135    80156 SH       SOLE                    72211              7945
Verizon Communications         COM              92343v104      380     8699 SH       SOLE                     7366              1333
Wachovia Corporation           COM              929903102     1936    50901 SH       SOLE                    39267             11634
Wal-Mart Stores                COM              931142103      936    19699 SH       SOLE                    16699              3000
Walgreen Co.                   COM              931422109     1437    37725 SH       SOLE                    29975              7750
WellPoint Inc.                 COM              94973v107     3941    44925 SH       SOLE                    42265              2660
Wells Fargo & Co.              COM              949746101     1427    47272 SH       SOLE                    44945              2327
Wyeth                          COM              983024100      662    14981 SH       SOLE                    11881              3100
UTS Uncommon Values Tr #2007                    904310257       12 11264.000SH       SOLE                11264.000